Consolidated Balance Sheets - USD ($) $ in Millions	Jul. 01, 2016	Jul. 03, 2015
Current assets:
Cash and Cash Equivalents, at Carrying Value	$ 8,151	$ 5,024
Short-term investments	227	262
Accounts receivable, net	1,461	1,532
Inventories	2,129	1,368
Other current assets	616	327
Total current assets	12,584	8,513
Property, plant and equipment, net	3,503	2,965
Notes receivable and investments in Flash Ventures	1,171
Goodwill	9,951	2,766
Other intangible assets, net	5,034	332
Other non-current assets	619	594
Total assets	32,862	15,170
Current liabilities:
Accounts payable	1,888	1,881
Accounts payable to related parties	168
Accrued expenses	995	470
Accrued compensation	392	330
Accrued warranty	172	150
Revolving credit facility		255
Bridge loan	2,995
Current portion of long-term debt	339	152
Total current liabilities	6,949	3,238
Long-term debt	13,660	2,149
Other liabilities	1,108	564
Total liabilities	21,717	5,951
Commitments and contingencies (Notes 3, 4, 6 and 10)
Stockholders’ equity:
Accumulated other comprehensive income (loss)	103	(20)
Total stockholders’ equity	11,145	9,219
Total liabilities and stockholders’ equity	$ 32,862	$ 15,170